AST BOND PORTFOLIO 2032
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 93.0%
Asset-Backed Securities — 9.6%
Automobiles — 4.2%
AmeriCredit Automobile Receivables Trust,
Series 2021-01, Class C
0.890%	10/19/26	50	$49,810
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	50	49,967
Ford Credit Auto Owner Trust,
Series 2021-A, Class C
0.830%	08/15/28	50	49,612
Santander Drive Auto Receivables Trust,
Series 2021-01, Class C
0.750%	02/17/26	50	49,881
			199,270
Credit Cards — 5.4%
American Express Credit Account Master Trust,
Series 2019-02, Class A
2.670%	11/15/24	100	102,527
Chase Issuance Trust,
Series 2018-A01, Class A1, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.000%)
0.306%(c)	04/17/23	100	100,007
Discover Card Execution Note Trust,
Series 2018-A05, Class A5
3.320%	03/15/24	50	50,717
			253,251

Total Asset-Backed Securities (cost $453,222)			452,521
Commercial Mortgage-Backed Securities — 11.7%
BANK,
Series 2021-BN31, Class A3
1.771%	02/15/54	100	95,026
Benchmark Mortgage Trust,
Series 2021-B23, Class A4A1
1.823%	02/15/54	100	95,238
Series 2021-B24, Class A4
2.264%	03/15/54	100	99,382
Commercial Mortgage Trust,
Series 2015-PC01, Class A5
3.902%	07/10/50	75	82,504
FHLMC Multifamily Structured Pass-Through Certificates,
Series K075, Class A2
3.650%	02/25/28	120	135,708
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A4
2.942%	10/15/49	40	42,541

Total Commercial Mortgage-Backed Securities (cost $563,720)			550,399
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds — 6.5%
Aerospace & Defense — 0.4%
Teledyne Technologies, Inc.,
Sr. Unsec’d. Notes
2.750%	04/01/31	20	$19,988
Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	10	9,503
Banks — 1.4%
Bank of America Corp.,
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	40	40,088
State Street Corp.,
Sub. Notes
2.200%	03/03/31	25	24,348
			64,436
Electric — 1.2%
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31	20	19,760
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31	20	19,990
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
0.650%	03/01/23	15	15,046
			54,796
Electronics — 0.4%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31	20	19,475
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
1.900%	03/12/31	25	24,066
Oil & Gas — 0.1%
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31	5	4,994
Pharmaceuticals — 0.7%
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
2.700%	03/15/31	20	19,948
Cigna Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/31	10	9,841
			29,789
Pipelines — 0.6%
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	30	29,336
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AST BOND PORTFOLIO 2032 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) — 0.5%
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31	5	$4,834
Welltower, Inc.,
Sr. Unsec’d. Notes
2.800%	06/01/31	20	19,883
			24,717
Software — 0.2%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
2.250%	03/01/31	10	9,824
Telecommunications — 0.3%
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	15	14,980

Total Corporate Bonds (cost $309,070)			305,904
U.S. Government Agency Obligations — 27.3%
Federal National Mortgage Assoc.
2.500%	TBA	750	768,018
Government National Mortgage Assoc.
2.500%	TBA	500	514,902

Total U.S. Government Agency Obligations (cost $1,282,461)			1,282,920
U.S. Treasury Obligations — 37.9%
U.S. Treasury Bonds
1.375%	11/15/40	120	102,169
U.S. Treasury Notes
0.875%	11/15/30(k)	1,770	1,637,250
1.125%	02/15/31	40	37,794

Total U.S. Treasury Obligations (cost $1,917,172)			1,777,213

Total Long-Term Investments (cost $4,525,645)			4,368,957

	Shares	Value
Short-Term Investment — 21.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $987,263)(wb)	987,263	$987,263

TOTAL INVESTMENTS—114.0% (cost $5,512,908)		5,356,220

Liabilities in excess of other assets(z) — (14.0)%		(659,666)

Net Assets — 100.0%		$4,696,554

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
S	Semiannual payment frequency for swaps
TBA	To Be Announced

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wb)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	$181,219	$(10,689)
Short Positions:
5	2 Year U.S. Treasury Notes	Jun. 2021	1,103,633	642
4	5 Year U.S. Treasury Notes	Jun. 2021	493,594	2,535
1	10 Year U.S. Treasury Notes	Jun. 2021	130,937	30
11	10 Year U.S. Ultra Treasury Notes	Jun. 2021	1,580,562	59,024
				62,231
				$51,542
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AST BOND PORTFOLIO 2032 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest rate swap agreements outstanding at March 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
3,665	05/11/33	2.200%(S)	3 Month LIBOR(2)(Q)	$484,857	$144,298	$(340,559)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3